Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001676725
Registrant Name	IDEAYA Biosciences, Inc.
Registration File Number	333-295560
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES